Stock-Based Compensation (Summary of option activity under stock incentive plan and omnibus plan) (Details) - Stock Option - Stock Incentive Plan and Omnibus Plan - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares
Outstanding beginning balance (in shares)	1,055,954
Granted (in shares)	0
Exercised (in shares)	0
Forfeited or Expired (in shares)	(956,916)
Outstanding ending balance (in shares)	99,038	1,055,954
Exercisable (in shares)	98,194
Weighted Average Exercise Price
Outstanding beginning balance (in dollars per share)	$ 28.36
Granted (in dollars per share)	0
Exercised (in dollars per share)	0
Forfeited or Expired (in dollars per share)	27.70
Outstanding ending balance (in dollars per share)	34.76	$ 28.36
Exercisable (in dollars per share)	$ 35.35
Weighted-Average Remaining Contractual Term (years)/ Aggregate intrinsic Value
Weighted average remaining contractual term	2 years 3 months 18 days	4 years
Weighted average remaining contractual term, Exercisable	1 year 4 months 24 days
Aggregate intrinsic value	$ 0	$ 0
Aggregate intrinsic value, Exercisable	$ 0